Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Statement [LineItems]
Financial assets mandatorily classified as at FVTPL	$ 157,675	$ 68,256
Financial liabilities at fair value through profit or loss (FVTPL) - Non-current
Financial liabilities designated as at FVTPL	115,600	262,350
warrants [Member]
Statement [LineItems]
Financial assets mandatorily classified as at FVTPL	287	13,019
Pre-redemption Right [Member]
Statement [LineItems]
Financial assets mandatorily classified as at FVTPL	$ 157,388	$ 55,237